UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13-F

                   FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment   [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings.
Institutional Investment Manager Filing this Report:

Name:          GEORGE A. WEISS
Address:       One State Street
               Hartford, CT  06103

13F File Number: 28-7186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Senior Vice President
Phone: (860) 240-8900
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  May 15, 2003.

Report Type (Check only one):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
George Weiss & Co. LLC 28-7188

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                1
Form 13F Information Table Entry Total           34
Form 13F Information Table Value Total        64248

List of Other Included Managers:
No.    13F File Number     Name
  1    28-7188             George Weiss & Co. LLC

                               Title of                 Value             Investment Other              Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- ----------- ---------- -------- ----------- ----------- -----------
ALLEGHENY ENERGY INC           Common    017361106        121      19,500 Shared                        0      19,500           0
ALLETE INC                     Common    018522102       3604     173,600 Shared                        0     173,600           0
AMEREN CORPORATION             Common    023608102       5893     150,900 Shared                        0     150,900           0
AMERICAN ELECTRIC POWER CO., I Common    025537101        642      28,100 Shared                        0      28,100           0
ATMOS ENERGY                   Common    049560105        510      24,000 Shared                        0      24,000           0
BANK OF NEW YORK               Common    064057102        513      25,000 Shared     01                 0      25,000           0
CH ENERGY GROUP INC.           Common    12541M102        755      18,100 Shared                        0      18,100           0
CMS ENERGY CORP                Common    125896100        224      50,900 Shared                        0      50,900           0
CP & L ENERGY CONTIGENT VALUE  Common    743263AA3          0      86,400 Shared     01                 0      86,400           0
DOMINION RESOURCES INC. OF VA. Common    25746U109       8843     159,700 Shared                        0     159,700           0
DPL INC. HOLDING CO.           Common    233293109        901      72,300 Shared                        0      72,300           0
ENBRIDGE ENEGERGY  MGT         Common    29250X103       3625      91,072 Shared                        0      91,072           0
ENERGEN                        Common    29265N108       1151      35,900 Shared                        0      35,900           0
ENERGY EAST CORP               Common    29266M109       3373     189,500 Shared                        0     189,500           0
ENTERGY CORPORATION            Common    29364G103       2812      58,400 Shared                        0      58,400           0
EXELON CORPORATION             Common    30161N101       4305      85,400 Shared                        0      85,400           0
FIRSTENERGY CORP               Common    337932107       3704     117,600 Shared                        0     117,600           0
FPL GROUP INC.                 Common    302571104       4703      79,800 Shared                        0      79,800           0
JP MORGAN CHASE & CO           Common    46625H100        593      25,000 Shared     01                 0      25,000           0
MAGNUM HUNTER                  Common    55972F203        314      56,400 Shared                        0      56,400           0
MAGNUM HUNTER WNT A            Common    55972F138          3      11,280 Shared                        0      11,280           0
NORTHEAST UTILITIES            Common    664397106       1812     130,200 Shared                        0     130,200           0
PEPCO HOLDINGS INC             Common    713291102       5375     308,900 Shared                        0     308,900           0
PG & E CORP                    Common    69331C108       1048      77,900 Shared                        0      77,900           0
PUGET SOUND ENERGY INC.        Common    745310102       1232      57,800 Shared                        0      57,800           0
RELIANT RESOURCES INC          Common    75952B105        205      57,700 Shared                        0      57,700           0
SANDERS MORRIS STK             Common    80000Q104        645      68,800 Shared                        0      68,800           0
SOUTHERN UNION COMPANY         Common    844030106        251      20,625 Shared                        0      20,625           0
SUNTRUST BANKS                 Common    867914103       2633      50,000 Shared     01                 0      50,000           0
SYNTROLEUM CORP COM            Common    871630109        223      86,600 Shared                        0      86,600           0
TXU CORPORATION                Common    873168108        807      45,200 Shared                        0      45,200           0
VALERO ENERGY                  Common    91913Y100        948      22,900 Shared                        0      22,900           0
VASOGEN STK                    Common    92232F103       1632     600,000 Shared                        0     600,000           0
WACHOVIA CORP                  Common    929903102        852      25,000 Shared     01                 0      25,000           0